Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
Other non-current assets

Note 17 – Other non-current assets

On October 21, 2024, the Company, along with its indirect wholly owned subsidiary, Shenzhen Yangang Mingzhu Freight Industries Co., Ltd., (“Shenzhen Mingzhu”), as the purchaser, entered into a software purchase agreement (the “Software Purchase Agreement”) with H&P International Holdings Limited, a company incorporated in Hong Kong (the “Seller”), with respect to a certain Simulation Modeling Subsystem and Physical Simulation Subsystem of Intelligent Logistics Simulation System and related assets (the “Software”). On October 21, 2024, the Company issued an aggregate of 1,900,000 ordinary shares, at US$1.20 per share, with an aggregate value of US$2,280,000 as consideration to the assignees of the Seller for all of the rights, title, and interests in Software.

As of December 31, 2024, the software was not yet ready to be used, the Company recorded it as a non-current asset in the consolidated balance sheet.